Cash flow information - Reconciliation of profit for year to cash generated from operations (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities [abstract]
Profit for the year/period	¥ 1,256,077	¥ 2,635,428	¥ 1,781,829	¥ 639,743
Adjustments for:
Interest on lease liabilities	25,112	91,623	34,396	32,991
Depreciation and amortization	285,241	808,694	391,167	389,871
Interest on loans and borrowings	90	1,292	226	405
Interest income	(123,969)	(118,672)	(145,225)	(66,344)
Investment income from other investments	(14,281)	(81,145)	(42,921)	(63,801)
Net change in fair value of other investments	(14,270)	(29,930)	3,692	(5,709)
Losses on disposal of property, plant and equipment and intangible assets	1,632	2,534	5,350	5,614
Impairment loss on non-current assets	4,547	8,846	3,448	13,485
Unrealized foreign exchange loss/(gain)	(25,410)	8,258	(45,522)	6,806
Effect of lease contract cancellation	(4,821)	(15,201)	3,681	(25,015)
Gains on disposal of subsidiaries		(8,759)
Share of loss/(profit) of equity-accounted investees, net of tax	(268)	(5,986)		8,162
Equity-settled share-based payment expenses	46,432	85,184	62,882	82,835
Income tax	396,665	712,104	551,785	267,070
Changes in working capital:
Inventories	(471,722)	(828,148)	(250,851)	307,966
Trade and other receivables	(316,534)	(836,820)	(185,768)	(190,145)
Contract liabilities	25,341	(6,545)	(73,539)	86,314
Trade and other payables	363,327	561,422	(34,055)	180,122
Restricted cash	19,103	6,944	5,303	(28,696)
Deferred income	(3,985)	4,486	19,074	(5,282)
Cash generated from operations	¥ 1,448,307	¥ 2,995,609	¥ 2,084,952	¥ 1,636,392